UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and Address of issuer:

First Investors Income Funds

40 Wall Street

New York, NY 10005

2. The name of each series or class of securities for which this Form is filed

    (If the Form is being filed for all series and classes of securities of the

    issuer, check the box but do not list the series or classes):     [x]

3. Investment Company Act File Number: 811-3967

    Securities Act File Number: 2-89287

4(a).     Last day of fiscal year for which this Form is filed: 9/30/19

4(b).     [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).     [X] Check box if this is the last time the issuer

                    will be filing this Form.

5. Calculation of registration fee:

    (i)     Aggregate sale price of securities sold during

            the fiscal year pursuant to section 24(f):                                 $ 886,847,540.07

                                                                                                                    -------------------

(ii) Aggregate price of securities redeemed

    or repurchased during the fiscal year:         $ 1,416,695,563.71

                                                                                  -------------------

(iii) Aggregate price of securities redeemed or

    repurchased during any prior fiscal year ending

    no earlier than October 11, 1995 that were not

    previously used to reduce registration fees payable

    to the Commission:                                                     $ -0-

                                                                                    -------------

(iv) Total available redemption credits

        [add Items 5(ii) and 5(iii)]:                                                             $ 1,416,695,563.71

                                                                                                                    -------------------

(v) Net sales -- if Item 5(i) is greater than Item 5(iv)

    [subtract Item 5(iv) from Item 5(i)]:                                                   $ -0-

                                                                                                                     ------------------

(vi) Redemption credits available for use in future years if

    Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                        $(529,847,923.64)

                                                                                -------------

(vii) Multiplier for determining registration fee:

                                                                                                                              X .0001298

                                                                                                                                    -----------

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]

    (enter "0" if no fee is due):                                                                             =$ -0-

                                                                                                                                    -----------

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule

24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days

    after the end of the issuer's fiscal year:                                                                 +$ -0-

                                                                                                                                          --------

8. Total of the amount of the registration fee due plus any

    interest due [line 5(viii) plus line 7]:                                                                         =$ -0-

                                                                                                                                        -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[   ] Wire Transfer

[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By /s/ Joseph I. Benedek

Joseph I. Benedek,

Treasurer

Date: December 20, 2019